FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Assets transferred between Level 1, Level 2 and Level 3	$ 0	$ 0
Liabilities transferred between Level 1, Level 2 and Level 3	0	0
Recurring | Level 2
Assets
Interest rate derivatives	8,907	2,788	3,438
Foreign exchange contracts	7	15
Total assets	8,914	2,803	3,438
Liabilities
Interest rate derivatives	8,688	2,744	3,459
Foreign exchange contracts	23	20
Total liabilities	8,711	2,764	3,459
Recurring | Level 3
Assets
Interest rate derivatives			160
Retained interests	2,769	9,271	17,289
Total assets	2,769	9,271	17,449
Liabilities
Interest rate derivatives			145
Total liabilities			145
Recurring | Total
Assets
Interest rate derivatives	8,907	2,788	3,598
Foreign exchange contracts	7	15
Retained interests	2,769	9,271	17,289
Total assets	11,683	12,074	20,887
Liabilities
Interest rate derivatives	8,688	2,744	3,604
Foreign exchange contracts	23	20
Total liabilities	$ 8,711	$ 2,764	$ 3,604